TAXATION - Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
PRC	¥ (857,618)		¥ (2,050,538)	¥ (867,937)
Other countries	(638,005)		(55,150)	(58,014)
Total current income tax expenses	(1,495,623)		(2,105,688)	(925,951)
PRC	1,159,941		615,933	457,266
Other countries	266,241		229,470	(136,593)
Total deferred tax benefits	1,426,182	$ 195,386	845,403	320,673
Income tax expenses, net	¥ (69,441)	$ (9,513)	¥ (1,260,285)	¥ (605,278)